Annual Operating Expenses - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Technology Portfolio - Select Technology Portfolio
Apr. 29, 2025
Operating Expenses:
Management fee	0.62%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.62%